N-2 - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001789470
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		StepStone Private Markets
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$51.73	$45.61	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)¹	0.24	0.30	(0.07)	(0.54)	(0.89)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	5.29	5.98	3.57	10.44	9.54
Total from investment operations	5.53	6.28	3.50	9.90	8.65
Less distributions:
From net investment income	(0.18)	—	(0.40)	(0.23)	—
From net realized gains	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.72)	(0.16)	(0.96)	(0.48)	—
Net Asset Value per share, end of period³	$56.54	$51.73	$45.61	$43.07	$33.65

Net Assets, end of period (in thousands)	$3,378,914	$1,947,596	$963,316	$445,249	$81,122

Ratios to average net assets⁴
Net investment income (loss)⁵	0.44%	0.63%	(0.16)%	(1.36)%	(5.85)%
Gross expenses⁶	1.88%	2.09%	2.32%	3.38%	11.57%
Adviser expense recoupment (reimbursement)⁶	—%	—%	0.13%	0.18%	(5.52)%
Net expenses⁶	1.88%	2.09%	2.45%	3.56%	6.05%
Total return² ⁷ ⁸	10.76%	13.79%	8.23%	29.43%	34.60%
Portfolio turnover rate⁹	0.28%	0.01%	4.35%	25.31%	5.95%

	As of	As of	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness¹⁰	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 11). The total return for periods less than 1 year have not been annualized.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$51.51	$45.53	$43.03	$33.62	$25.00
Activity from investment operations:
Net investment income (loss)¹	0.10	0.14	(0.15)	(0.46)	(1.17)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	5.29	6.00	3.57	10.31	9.79
Total from investment operations	5.39	6.14	3.42	9.85	8.62
Less distributions:
From net investment income	(0.15)	—	(0.36)	(0.19)	—
From net realized gains	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.69)	(0.16)	(0.92)	(0.44)	—
Net Asset Value per share, end of period³	$56.21	$51.51	$45.53	$43.03	$33.62

Net Assets, end of period (in thousands)	$67,717	$44,397	$31,668	$14,908	$4,623

Ratios to average net assets⁴
Net investment income (loss)⁵	0.19%	0.29%	(0.34)%	(1.17)%	(7.47)%
Gross expenses⁶	2.13%	2.37%	2.49%	3.44%	11.54%
Adviser expense recoupment (reimbursement)⁶	—%	—%	0.13%	0.08%	(3.82)%
Net expenses⁶	2.13%	2.37%	2.62%	3.52%	7.72%
Total return² ⁷ ⁸	10.52%	13.51%	8.04%	29.32%	34.48%
Portfolio turnover rate⁹	0.28%	0.01%	4.35%	25.31%	5.59%

	As of	As of	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness¹⁰	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 11). The total return for periods less than 1 year have not been annualized.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$50.97	$45.38	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)¹	(0.22)	0.07	(0.30)	(0.31)	(0.79)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	5.19	5.68	3.48	10.21	9.44
Total from investment operations	4.97	5.75	3.18	9.90	8.65
Less distributions:
From net investment income	(0.05)	—	(0.31)	(0.23)	—
From net realized gains	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.59)	(0.16)	(0.87)	(0.48)	—
Net Asset Value per share, end of period³	$55.35	$50.97	$45.38	$43.07	$33.65

Net Assets, end of period (in thousands)	$907,554	$316,271	$51,019	$87	$67

Ratios to average net assets⁴
Net investment income (loss)⁵	(0.41)%	0.14%	(0.67)%	(0.81)%	(5.27)%
Gross expenses⁶	2.73%	2.79%	3.40%	3.45%	11.67%
Adviser expense recoupment (reimbursement)⁶	—%	—%	0.01%	(0.02)%	(6.23)%
Net expenses⁶	2.73%	2.79%	3.41%	3.43%	5.44%
Total return² ⁷ ⁸	9.79%	12.70%	7.48%	29.43%	34.60%
Portfolio turnover rate⁹	0.28%	0.01%	4.35%	25.31%	5.95%

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023	As of March 31, 2022	As of March 31, 2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness¹⁰	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 11). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objectives are to invest, directly and indirectly, in a broad cross section of private market assets that will enable it to, over time: achieve long-term capital appreciation; provide regular, current income through semi-annual distributions; and offer an investment alternative for investors seeking to allocate a portion of their longer-term portfolio to private markets through a single investment that provides substantial diversification and access to historically top-tier managers. The Fund will attempt to achieve its investment objectives by investing in a broad cross section of private market assets (“Private Market Assets”) and allocating its assets across private equity, private debt and real assets.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses. Effective January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T Shares.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the Capital Share transactions for the years ended March 31, 2025 and 2024:

	For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	24,320,638	$1,322,288,380	17,391,434	$844,571,284
Reinvestment of distributions	377,421	20,393,881	58,927	2,857,348
Repurchase of shares	(2,981,121)	(162,697,044)	(1,225,105)	(59,396,777)
Exchange of shares	396,609	21,661,710	305,077	14,482,959
Net increase (decrease)	22,113,547	$1,201,646,927	16,530,333	$802,514,814

Class D
Proceeds from shares issued	535,218	$28,814,009	480,050	$23,089,085
Reinvestment of distributions	10,752	578,505	1,928	93,212
Repurchase of shares	(32,822)	(1,798,826)	(33,417)	(1,625,016)
Exchange of shares	(170,378)	(9,327,478)	(282,211)	(13,360,858)
Net increase (decrease)	342,770	$18,266,210	166,350	$8,196,423

Class S
Proceeds from shares issued	10,040,921	$531,817,713	5,122,775	$248,245,887
Reinvestment of distributions	116,410	6,220,270	10,908	522,728
Repurchase of shares	(213,803)	(11,454,322)	(29,025)	(1,438,055)
Exchange of shares	247,061	13,445,867	(23,752)	(1,122,101)
Net increase (decrease)	10,190,589	$540,029,528	5,080,906	$246,208,459

Class T
Proceeds from shares issued	171,870	$9,003,754	183,755	$8,693,882
Reinvestment of distributions	2,991	159,080	607	29,077
Repurchase of shares	(14,657)	(768,519)	(6,720)	(329,635)
Exchange of shares	(478,756)	(25,780,099)	—	—
Net increase (decrease)	(318,552)	$(17,385,784)	177,642	$8,393,324

Subject to the Board’s discretion, the Fund offers a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 5.00% of the Fund’s outstanding Shares each quarter. It is expected that the Adviser will recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to typically occur on March 15, June 15, September 15 and December 15 of each year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. For the years ended March 31, 2025 and 2024, 3,242,403 and 1,294,267 Shares were repurchased by the Fund, respectively.

Class I [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$51.73	$45.61	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)¹	0.24	0.30	(0.07)	(0.54)	(0.89)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	5.29	5.98	3.57	10.44	9.54
Total from investment operations	5.53	6.28	3.50	9.90	8.65
Less distributions:
From net investment income	(0.18)	—	(0.40)	(0.23)	—
From net realized gains	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.72)	(0.16)	(0.96)	(0.48)	—
Net Asset Value per share, end of period³	$56.54	$51.73	$45.61	$43.07	$33.65

Net Assets, end of period (in thousands)	$3,378,914	$1,947,596	$963,316	$445,249	$81,122

Ratios to average net assets⁴
Net investment income (loss)⁵	0.44%	0.63%	(0.16)%	(1.36)%	(5.85)%
Gross expenses⁶	1.88%	2.09%	2.32%	3.38%	11.57%
Adviser expense recoupment (reimbursement)⁶	—%	—%	0.13%	0.18%	(5.52)%
Net expenses⁶	1.88%	2.09%	2.45%	3.56%	6.05%
Total return² ⁷ ⁸	10.76%	13.79%	8.23%	29.43%	34.60%
Portfolio turnover rate⁹	0.28%	0.01%	4.35%	25.31%	5.95%

	As of	As of	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness¹⁰	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 11). The total return for periods less than 1 year have not been annualized.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount						$ 20,000
Senior Securities Average Market Value per Unit	[1]					$ 4.29
General Description of Registrant [Abstract]
NAV Per Share		$ 56.54
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Authorized [Shares]		59,765,181
Class D [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$51.51	$45.53	$43.03	$33.62	$25.00
Activity from investment operations:
Net investment income (loss)¹	0.10	0.14	(0.15)	(0.46)	(1.17)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	5.29	6.00	3.57	10.31	9.79
Total from investment operations	5.39	6.14	3.42	9.85	8.62
Less distributions:
From net investment income	(0.15)	—	(0.36)	(0.19)	—
From net realized gains	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.69)	(0.16)	(0.92)	(0.44)	—
Net Asset Value per share, end of period³	$56.21	$51.51	$45.53	$43.03	$33.62

Net Assets, end of period (in thousands)	$67,717	$44,397	$31,668	$14,908	$4,623

Ratios to average net assets⁴
Net investment income (loss)⁵	0.19%	0.29%	(0.34)%	(1.17)%	(7.47)%
Gross expenses⁶	2.13%	2.37%	2.49%	3.44%	11.54%
Adviser expense recoupment (reimbursement)⁶	—%	—%	0.13%	0.08%	(3.82)%
Net expenses⁶	2.13%	2.37%	2.62%	3.52%	7.72%
Total return² ⁷ ⁸	10.52%	13.51%	8.04%	29.32%	34.48%
Portfolio turnover rate⁹	0.28%	0.01%	4.35%	25.31%	5.59%

	As of	As of	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness¹⁰	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 11). The total return for periods less than 1 year have not been annualized.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount						$ 20,000
Senior Securities Average Market Value per Unit	[1]					$ 4.29
General Description of Registrant [Abstract]
NAV Per Share		$ 56.21
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Authorized [Shares]		1,204,642
Class S [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$50.97	$45.38	$43.07	$33.65	$25.00
Activity from investment operations:
Net investment income (loss)¹	(0.22)	0.07	(0.30)	(0.31)	(0.79)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	5.19	5.68	3.48	10.21	9.44
Total from investment operations	4.97	5.75	3.18	9.90	8.65
Less distributions:
From net investment income	(0.05)	—	(0.31)	(0.23)	—
From net realized gains	(0.54)	(0.16)	(0.56)	(0.25)	—
Total distributions	(0.59)	(0.16)	(0.87)	(0.48)	—
Net Asset Value per share, end of period³	$55.35	$50.97	$45.38	$43.07	$33.65

Net Assets, end of period (in thousands)	$907,554	$316,271	$51,019	$87	$67

Ratios to average net assets⁴
Net investment income (loss)⁵	(0.41)%	0.14%	(0.67)%	(0.81)%	(5.27)%
Gross expenses⁶	2.73%	2.79%	3.40%	3.45%	11.67%
Adviser expense recoupment (reimbursement)⁶	—%	—%	0.01%	(0.02)%	(6.23)%
Net expenses⁶	2.73%	2.79%	3.41%	3.43%	5.44%
Total return² ⁷ ⁸	9.79%	12.70%	7.48%	29.43%	34.60%
Portfolio turnover rate⁹	0.28%	0.01%	4.35%	25.31%	5.95%

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023	As of March 31, 2022	As of March 31, 2021
Senior Securities:
Total borrowings (in thousands)	$—	$—	$—	$—	$20,000
Asset coverage per $1,000 unit of senior indebtedness¹⁰	N/A	N/A	N/A	N/A	4.29
*	The Class commenced operations on October 1, 2020.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6	Expense ratios have been annualized for periods of less than twelve months.
7	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 11). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
8	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
9	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
10	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount						$ 20,000
Senior Securities Average Market Value per Unit	[1]					$ 4.29
General Description of Registrant [Abstract]
NAV Per Share		$ 55.35
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Authorized [Shares]		16,395,863
Class T [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class T

[1]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.